UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07062

PACIFIC GLOBAL FUND INC. D/B/A PACIFIC ADVISORS FUND INC.
(Exact name of registrant as specified in charter)

101 NORTH BRAND BOULEVARD, SUITE 1950 GLENDALE, CALIFORNIA		91203
(Address of principal executive offices)		(Zip code)

GEORGE A. HENNING 101 N. BRAND BLVD., SUITE 1950 GLENDALE, CA 91203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		818-242-6693

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

Item 1.                    Schedule of Investments (filed herewith).

Pacific Advisors Government Securities Fund
Schedule of Investments (Unaudited)
as of September 30, 2011

Quantity or			% of Total
Principal	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER DISCRETIONARY			1.59
HOTELS, RESTAURANTS & LEISURE
550	MCDONALD’S CORP.	48,301
		48,301	1.59

CONSUMER STAPLES			1.63
HOUSEHOLD PRODUCTS
700	KIMBERLY-CLARK CORP.	49,707
		49,707	1.63

ENERGY			1.37
OIL, GAS & CONSUMABLE FUELS
450	CHEVRON CORP.	41,634
		41,634	1.37

INFORMATION TECHNOLOGY			2.04
SOFTWARE
2,500	MICROSOFT CORP.	62,225
		62,225	2.04

TELECOMMUNICATION SERVICES			1.78
DIVERSIFIED TELECOM. SERVICES
1,900	AT&T INC.	54,188
		54,188	1.78

UTILITIES			4.90
ELECTRIC UTILITIES
1,000	PPL CORP.	28,540
1,500	SOUTHERN CO.	63,555
		92,095	3.03

MULTI-UTILITIES
1,000	CONSOLIDATED EDISON INC.	57,020
		57,020	1.87

TOTAL COMMON STOCK (Cost: $353,031)		405,170	13.31

US GOVT SECURITIES
US GOVERNMENT AGENCY			79.87
US GOVERNMENT AGENCY
100,000	FEDERAL HOME LN MTG CORP. 2.00% 07/15/20 STEP	100,049
100,000	FEDERAL HOME LOAN BANK 1.70% 03/19/14 STEP	100,653
100,000	FEDERAL HOME LOAN BANK 2.00% 07/17/14 STEP	100,537
250,000	FEDERAL HOME LOAN BANK 2.00% 09/16/15 STEP	251,919
150,000	FEDERAL HOME LOAN BANK 2.00% 11/17/15 STEP	151,066
270,000	FEDERAL HOME LOAN BANK 5.25% 12/05/16	272,170
350,000	FEDERAL HOME LOAN BANK 1.00% 10/27/17 STEP	350,078
100,000	FEDERAL HOME LOAN BANK 4.50% 02/28/18	101,596
100,000	FEDERAL NATL MTG ASSOC. 1.25% 04/27/17 STEP	100,057
600,000	FEDERAL NATL MTG ASSOC. 2.00% 10/28/19 STEP	600,364
200,000	FEDERAL NATL MTG ASSOC. 3.50% 05/18/26 STEP	202,644
100,000	FEDERAL NATL MTG ASSOC. 1.50% 08/24/26 STEP	99,699
		2,430,831	79.87

TOTAL US GOVT SECURITIES (Cost: $2,429,345)		2,430,831	79.87

PREFERRED STOCK
FINANCIALS			5.44

CAPITAL MARKETS
2,000	DEUTSCHE BANK 7.35% PFD	45,020
		45,020	1.48

COMMERCIAL BANKS
4,000	BARCLAYS BANK PLC 6.625% PFD	78,200
2,000	BARCLAYS BANK PLC 7.10% PFD	42,280
		120,480	3.96

TOTAL PREFERRED STOCK (Cost: $200,000)		165,500	5.44

SHORT TERM INVESTMENTS
MONEY MARKET			1.07
32,463	UMB MONEY MARKET FIDUCIARY	32,463
		32,463	1.07

TOTAL SHORT TERM INVESTMENTS (Cost: $32,463)		32,463	1.07

TOTAL INVESTMENT IN SECURITIES (Cost: $3,014,839)		3,033,964	99.69

OTHER ASSETS LESS LIABILITIES		9,500	0.31

TOTAL NET ASSETS		3,043,464	100.00

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Income & Equity Fund
Schedule of Investments (Unaudited)
as of September 30, 2011

Quantity or			% of Total
Principal	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER DISCRETIONARY			8.48
DISTRIBUTORS
2,750	GENUINE PARTS CO.	139,700
		139,700	1.90

HOTELS, RESTAURANTS & LEISURE
1,750	MCDONALD’S CORP.	153,685
		153,685	2.09

LEISURE EQUIPMENT & PRODUCTS
5,500	MATTEL INC.	142,395
		142,395	1.94

SPECIALTY RETAIL
4,500	BEST BUY CO. INC.	104,850
2,500	HOME DEPOT INC.	82,175
		187,025	2.55

CONSUMER STAPLES			7.65
FOOD & STAPLES RETAILING
5,000	SYSCO CORP.	129,500
3,000	WAL-MART STORES INC.	155,700
		285,200	3.88

HOUSEHOLD PRODUCTS
2,250	PROCTER & GAMBLE CO.	142,155
		142,155	1.94

TOBACCO
5,000	ALTRIA GROUP INC.	134,050
		134,050	1.83

ENERGY			1.29
OIL, GAS & CONSUMABLE FUELS
1,500	CONOCOPHILLIPS	94,980
		94,980	1.29

FINANCIALS			0.33
DIVERSIFIED FINANCIAL SERVICES
4,000	BANK OF AMERICA CORP.	24,480
		24,480	0.33

HEALTH CARE			5.67
PHARMACEUTICALS
2,750	ABBOTT LABORATORIES	140,635
2,250	JOHNSON & JOHNSON	143,348
7,500	PFIZER INC.	132,600
		416,583	5.67

INDUSTRIALS			5.66
AEROSPACE & DEFENSE
2,250	HONEYWELL INT’L INC.	98,798
		98,798	1.35

AIR FREIGHT & LOGISTICS
1,000	UNITED PARCEL SERVICE INC. B	63,150
		63,150	0.86

COMMERCIAL SERVICES & SUPPLIES
7,000	PITNEY BOWES INC.	131,600
		131,600	1.79

INDUSTRIAL CONGLOMERATES
8,000	GENERAL ELECTRIC CO.	121,920
		121,920	1.66

INFORMATION TECHNOLOGY			4.22
COMMUNICATIONS EQUIPMENT
7,500	NOKIA CORP. ADR A	42,450
		42,450	0.58

IT SERVICES
2,500	AUTOMATIC DATA PROCESSING INC.	117,875
		117,875	1.61

SOFTWARE
6,000	MICROSOFT CORP.	149,340
		149,340	2.03

MATERIALS			1.47
CHEMICALS
2,700	DUPONT DE NEMOURS & CO.	107,919
		107,919	1.47

TELECOMMUNICATION SERVICES			5.94
DIVERSIFIED TELECOM. SERVICES
5,000	AT&T INC.	142,600
4,500	VERIZON COMMUNICATIONS INC.	165,600
		308,200	4.20

WIRELESS TELECOM. SERVICES
5,000	VODAFONE GROUP PLC	128,250
		128,250	1.74

UTILITIES			5.11
ELECTRIC UTILITIES
5,000	DUKE ENERGY CORP.	99,950
		99,950	1.36

MULTI-UTILITIES
2,000	DOMINION RESOURCES INC.	101,540
3,000	PUBLIC SERVICE ENTERPRISE GROUP INC.	100,110
3,000	XCEL ENERGY INC.	74,070
		275,720	3.75

TOTAL COMMON STOCK (Cost: $3,479,659)		3,365,424	45.83

CORPORATE BOND
CONSUMER DISCRETIONARY			9.56
HOTELS, RESTAURANTS & LEISURE
50,000	MARRIOTT INT’L 5.625% 02/15/13	51,971
		51,971	0.71

HOUSEHOLD DURABLES
100,000	MDC HOLDINGS INC. 5.375% 12/15/14	106,357
100,000	WHIRLPOOL CORP. 6.50% 06/15/16	115,918
		222,275	3.03

LEISURE EQUIPMENT & PRODUCTS
50,000	EQUIFAX INC. 6.30% 07/01/17	56,119
		56,119	0.76

MULTILINE RETAIL
281,000	TARGET CORP. 8.60% 01/15/12	287,143
		287,143	3.91

SPECIALTY RETAIL
80,000	STAPLES INC. 7.375% 10/01/12	84,820
		84,820	1.15

ENERGY			2.02
OIL, GAS & CONSUMABLE FUELS
143,000	ATLANTIC RICHFIELD 8.50% 04/01/12	148,036
		148,036	2.02

FINANCIALS			19.38
CAPITAL MARKETS
50,000	CHARLES SCHWAB CORP. 6.375% 09/01/17	59,990
95,000	GOLDMAN SACHS GROUP 5.00% 10/01/14	98,415
100,000	JANUS CAPITAL GROUP INC. 6.70% 06/15/17	103,576
100,000	MORGAN STANLEY 09/30/17 FLOAT	100,161
		362,141	4.93

CONSUMER FINANCE
300,000	SPRINGLEAF FINANCE CORP. 6.00% 11/15/14	267,696
106,000	HSBC 11/10/13 FLOAT	106,867
		374,563	5.10

DIVERSIFIED FINANCIAL SERVICES
371,000	GENERAL ELECTRIC CAP 8.125% 05/15/12	382,485
150,000	GENERAL ELECTRIC CAP 5.50% 09/30/16 STEP	150,191
		532,677	7.25

INSURANCE
100,000	PRUDENTIAL FINANCIAL INC. 11/02/20 FLOAT	100,027
		100,027	1.36

REAL ESTATE INVESTMENT TRUSTS
50,000	HOSPITALITY PROPERTIES TRUST 7.875% 08/15/14	54,272
		54,272	0.74

INDUSTRIALS			3.87
AIRLINES
50,000	SOUTHWEST AIRLINES CO. 5.25% 10/01/14	53,611
		53,611	0.73

MACHINERY
115,000	JOY GLOBAL INC. 6.00% 11/15/16	129,213
		129,213	1.76

TRADING COMPANIES & DISTRIBUTORS
100,000	GATX FINANCIAL CORP. 5.50% 02/15/12	101,207
		101,207	1.38

INFORMATION TECHNOLOGY			3.47
COMPUTERS & PERIPHERALS
50,000	DELL INC. 5.65% 04/15/18	56,542
		56,542	0.77

ELECTRONIC EQUIPMENT & INSTRUMENTS
80,000	CORNING INC. 7.53% 03/01/23	93,480
50,000	INGRAM MICRO INC. 5.25% 09/01/17	53,127
		146,607	2.00

OFFICE ELECTRONICS
50,000	XEROX CORP. 5.50% 05/15/12	51,384
		51,384	0.70

MATERIALS			4.67
CONTAINERS & PACKAGING
25,000	PACKAGING CORP. OF AMERICA 5.75% 08/01/13	26,690
		26,690	0.36

METALS & MINING
50,000	ARCELORMITTAL USA INC. 6.50% 04/15/14	53,388
50,000	COMMERCIAL METALS CO. 7.35% 08/15/18	50,858
50,000	FREEPORT-MCMORAN C&G INC. 8.375% 04/01/17	53,625
150,000	RELIANCE STEEL & ALUMINUM 6.20% 11/15/16	158,380
		316,252	4.31

TELECOMMUNICATION SERVICES			4.66
DIVERSIFIED TELECOM. SERVICES
100,000	AT&T CORP. 7.30% 11/15/11	100,714
226,498	BELLSOUTH TELECOM. 6.30% 12/15/15	241,419
		342,132	4.66

UTILITIES			2.30
MULTI-UTILITIES
55,000	CONSUMERS ENERGY CO. 6.00% 02/15/14	60,157
100,000	OGE ENERGY CORP. 5.00% 11/15/14	108,473
		168,630	2.30

TOTAL CORPORATE BOND (Cost: $3,574,950)		3,666,313	49.92

PREFERRED STOCK
FINANCIALS			5.79
CAPITAL MARKETS
3,000	DEUTSCHE BANK 6.625% PFD	63,420
		63,420	0.86

COMMERCIAL BANKS
2,000	BARCLAYS BANK PLC 6.625% PFD	39,100
2,000	BARCLAYS BANK PLC 7.10% PFD	42,280
4,000	HSBC HOLDINGS PLC 6.20% PFD A	91,080
		172,460	2.35

DIVERSIFIED FINANCIAL SERVICES
2,000	BANK OF AMERICA 7.25% PFD	41,080
2,000	BANK OF AMERICA 6.375% PFD	36,660
2,000	MERRILL LYNCH 6.45% PFD	37,140
		114,880	1.56

INSURANCE
3,000	METLIFE INC. 6.50% PFD	74,760
		74,760	1.02

UTILITIES			0.69
ELECTRIC UTILITIES
2,000	NEXTERA ENERGY CAPITAL 6.60% PFD A	50,440
		50,440	0.69

TOTAL PREFERRED STOCK (Cost: $550,000)		475,960	6.48

TOTAL INVESTMENT IN SECURITIES (Cost: $7,604,609)		7,507,697	102.23

OTHER ASSETS LESS LIABILITIES		(163,685)	(2.23)

TOTAL NET ASSETS		7,344,012	100.00

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Balanced Fund
Schedule of Investments (Unaudited)
as of September 30, 2011

Quantity or			% of Total
Principal	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER DISCRETIONARY			5.56
HOTELS, RESTAURANTS & LEISURE
5,500	MCDONALD’S CORP.	483,010
		483,010	3.27

SPECIALTY RETAIL
14,500	BEST BUY CO. INC.	337,850
		337,850	2.29

CONSUMER STAPLES			14.57
BEVERAGES
8,100	COCA-COLA CO.	547,236
		547,236	3.71

FOOD & STAPLES RETAILING
14,500	CVS CAREMARK CORP.	486,910
10,000	WAL-MART STORES INC.	519,000
		1,005,910	6.81

FOOD PRODUCTS
5,000	ARCHER DANIELS MIDLAND CO.	124,050
		124,050	0.84

HOUSEHOLD PRODUCTS
7,500	PROCTER & GAMBLE CO.	473,850
		473,850	3.21

ENERGY			7.30
ENERGY EQUIPMENT & SERVICES
12,500	HALLIBURTON CO.	381,500
6,800	NATIONAL OILWELL VARCO INC.	348,296
		729,796	4.94

OIL, GAS & CONSUMABLE FUELS
5,500	CONOCOPHILLIPS	348,260
		348,260	2.36

FINANCIALS			7.54
CONSUMER FINANCE
11,000	AMERICAN EXPRESS CO.	493,900
		493,900	3.34

DIVERSIFIED FINANCIAL SERVICES
13,500	JPMORGAN CHASE & CO.	406,620
		406,620	2.75

INSURANCE
2	BERKSHIRE HATHAWAY INC. A *	213,600
		213,600	1.45

HEALTH CARE			9.63
PHARMACEUTICALS
6,500	ABBOTT LABORATORIES	332,410
7,250	JOHNSON & JOHNSON	461,898

10,000	MERCK & COMPANY INC.	327,100
17,000	PFIZER INC.	300,560
		1,421,968	9.63

INDUSTRIALS			15.68
AEROSPACE & DEFENSE
2,700	BOEING CO.	163,377
		163,377	1.10

AIR FREIGHT & LOGISTICS
7,500	UNITED PARCEL SERVICE INC. B	473,625
		473,625	3.21

INDUSTRIAL CONGLOMERATES
28,000	GENERAL ELECTRIC CO.	426,720
		426,720	2.89

MACHINERY
4,750	CATERPILLAR INC.	350,740
1,000	CUMMINS INC.	81,660
		432,400	2.93

ROAD & RAIL
21,000	CSX CORP.	392,070
7,000	NORFOLK SOUTHERN CORP.	427,140
		819,210	5.55

INFORMATION TECHNOLOGY			14.81
COMMUNICATIONS EQUIPMENT
40,000	NOKIA CORP. ADR A	226,400
7,000	QUALCOMM INC.	340,410
		566,810	3.84

COMPUTERS & PERIPHERALS
3,500	INT’L BUSINESS MACHINES CORP.	612,605
		612,605	4.15

ELECTRONIC EQUIPMENT & INSTRUMENTS
30,000	CORNING INC.	370,800
		370,800	2.51

INTERNET SOFTWARE & SERVICES
150	GOOGLE INC. *	77,157
		77,157	0.52

SOFTWARE
22,500	MICROSOFT CORP.	560,025
		560,025	3.79

MATERIALS			2.21
CHEMICALS
14,500	DOW CHEMICAL CO.	325,670
		325,670	2.21

TOTAL COMMON STOCK (Cost: $12,003,847)		11,414,449	77.30

CORPORATE BOND
CONSUMER DISCRETIONARY			3.79
AUTO COMPONENTS
100,000	BORG WARNER 8.00% 10/01/19	123,815
		123,815	0.84

HOTELS, RESTAURANTS & LEISURE
100,000	MARRIOTT INT’L 5.625% 02/15/13	103,942
		103,942	0.70

HOUSEHOLD DURABLES
48,000	BEAM INC. 6.375% 06/15/14	53,153
		53,153	0.36

MULTILINE RETAIL
178,000	TARGET CORP. 8.60% 01/15/12	181,891
		181,891	1.23

SPECIALTY RETAIL
100,000	BEST BUY CO. INC. 3.75% 03/15/16	96,937
		96,937	0.66

CONSUMER STAPLES			1.17
TOBACCO
150,000	REYNOLDS AMERICA 6.75% 06/15/17	172,887
		172,887	1.17

FINANCIALS			13.21
CAPITAL MARKETS
150,000	CHARLES SCHWAB CORP. 6.375% 09/01/17	179,969
150,000	GOLDMAN SACHS GROUP 3.00% 12/22/17 STEP	145,858
161,000	MORGAN STANLEY 07/01/14 FLOAT	158,577
		484,404	3.28

CONSUMER FINANCE
155,000	HOUSEHOLD FINANCE CO. 09/15/13 FLOAT	156,181
300,000	SPRINGLEAF FINANCE CORP. 6.00% 10/15/14	271,562
		427,744	2.90

DIVERSIFIED FINANCIAL SERVICES
300,000	GENERAL ELECTRIC CAP 5.50% 11/15/11	301,621
311,000	GENERAL ELECTRIC CAP 8.125% 05/15/12	320,628
100,000	GENERAL ELECTRIC CAP 5.65% 06/09/14	108,681
		730,929	4.95

INSURANCE
100,000	GENWORTH FINANCIAL INC. 5.65% 06/15/12	101,111
100,000	HARTFORD LIFE GLOBAL FUND 06/16/14 FLOAT	97,557
		198,668	1.34

REAL ESTATE INVESTMENT TRUSTS
100,000	HOSPITALITY PROPERTIES TRUST 7.875% 08/15/14	108,544
		108,544	0.74

INFORMATION TECHNOLOGY			2.65
COMPUTERS & PERIPHERALS
100,000	DIGITAL EQUIPMENT 7.75% 04/01/23	118,617
		118,617	0.80

ELECTRONIC EQUIPMENT & INSTRUMENTS
100,000	JABIL CIRCUIT INC. 7.75% 07/15/16	110,250
		110,250	0.75

IT SERVICES
150,000	COMPUTER SCIENCES CORP. 6.50% 03/15/18	162,021
		162,021	1.10

MATERIALS			2.19
CHEMICALS
105,000	ALBEMARLE CORP. 5.10% 02/01/15	114,285
		114,285	0.77

METALS & MINING
100,000	COMMERCIAL METALS CO. 7.35% 08/15/18	101,717
100,000	FREEPORT-MCMORAN C&G INC. 8.375% 04/01/17	107,250
		208,967	1.42

UTILITIES			1.23
INDEPENDENT POWER PRODUCERS & TRADERS
150,000	AMERENENERGY GENERATING 7.00% 04/15/18	151,875
29,713	RELIANT ENERGY MID ATL 9.237% 07/02/17	30,307
		182,182	1.23

TOTAL CORPORATE BOND (Cost: $3,515,758)		3,579,235	24.24

PREFERRED STOCK
FINANCIALS			4.81
COMMERCIAL BANKS
5,000	BARCLAYS BANK PLC 8.125% PFD	115,550
5,000	BARCLAYS BANK PLC 7.10% PFD	105,700
5,000	HSBC HOLDINGS PLC 8.125% PFD	128,450
10,000	WACHOVIA 7.85% PFD	250,800
		600,500	4.07

DIVERSIFIED FINANCIAL SERVICES
5,000	BANK OF AMERICA 8.20% PFD	110,100
		110,100	0.74

TOTAL PREFERRED STOCK (Cost: $750,000)		710,600	4.81

TOTAL INVESTMENT IN SECURITIES (Cost: $16,269,605)		15,704,284	106.35

OTHER ASSETS LESS LIABILITIES		(937,283)	(6.35)

TOTAL NET ASSETS		14,767,001	100.00

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Large Cap Value Fund
Schedule of Investments (Unaudited)
as of September 30, 2011

Quantity or			% of Total
Principal	Description	Current $ Value **	Net Assets
COMMON STOCK
CONSUMER DISCRETIONARY			15.00
DISTRIBUTORS
1,000	GENUINE PARTS CO.	50,800
		50,800	1.45

HOTELS, RESTAURANTS & LEISURE
2,000	MCDONALD’S CORP.	175,640
		175,640	5.01

INTERNET & CATALOG RETAIL
2,850	EXPEDIA INC.	73,388
		73,388	2.09

MEDIA
750	THE MCGRAW-HILL COMPANIES INC.	30,750
3,250	TIME WARNER INC.	97,403
		128,153	3.65

MULTILINE RETAIL
2,000	TARGET CORP.	98,080
		98,080	2.80

CONSUMER STAPLES			25.24
BEVERAGES
2,560	COCA-COLA CO.	172,954
		172,954	4.93

FOOD & STAPLES RETAILING
5,500	SYSCO CORP.	142,450
3,150	WAL-MART STORES INC.	163,485
		305,935	8.72

FOOD PRODUCTS
750	H.J. HEINZ CO.	37,860
2,700	KRAFT FOODS INC.	90,666
440	RALCORP HOLDINGS INC. *	33,752
		162,278	4.63

HOUSEHOLD PRODUCTS
2,500	PROCTER & GAMBLE CO.	157,950
1,300	THE CLOROX CO.	86,229
		244,179	6.96

ENERGY			4.35
OIL, GAS & CONSUMABLE FUELS
2,100	EXXON MOBIL CORP.	152,523
		152,523	4.35

FINANCIALS			10.62
COMMERCIAL BANKS
3,250	WELLS FARGO & CO.	78,390
		78,390	2.23

DIVERSIFIED FINANCIAL SERVICES
1,475	BANK OF NEW YORK MELLON CORP.	27,420
620	JPMORGAN CHASE & CO.	18,674
		46,095	1.31

INSURANCE
2,000	BERKSHIRE HATHAWAY INC. B *	142,080
3,800	METLIFE INC.	106,438
		248,518	7.08

HEALTH CARE			8.75
HEALTH CARE PROVIDERS & SERVICES
2,000	CARDINAL HEALTH INC.	83,760
		83,760	2.39

PHARMACEUTICALS
1,250	ABBOTT LABORATORIES	63,925
2,500	JOHNSON & JOHNSON	159,275
		223,200	6.36

INDUSTRIALS			14.58
AEROSPACE & DEFENSE
2,000	HONEYWELL INT’L INC.	87,820
2,400	ITT CORP.	100,800
750	NORTHROP GRUMMAN CORP.	39,120
		227,740	6.49

AIR FREIGHT & LOGISTICS
1,000	FEDEX CORP.	67,680
1,200	UNITED PARCEL SERVICE INC. B	75,780
		143,460	4.09

INDUSTRIAL CONGLOMERATES
9,200	GENERAL ELECTRIC CO.	140,208
		140,208	4.00

INFORMATION TECHNOLOGY			24.90
COMMUNICATIONS EQUIPMENT
5,750	CISCO SYSTEMS INC.	89,068
		89,068	2.54

COMPUTERS & PERIPHERALS
400	APPLE INC. *	152,472
5,500	DELL INC. *	77,825
650	HEWLETT-PACKARD CO.	14,593
1,085	INT’L BUSINESS MACHINES CORP.	189,908
		434,797	12.39

IT SERVICES
220	MASTERCARD INC.	69,775
		69,775	1.99

SEMICONDUCTORS & EQUIPMENT
5,600	INTEL CORP.	119,448
		119,448	3.40

SOFTWARE
6,450	MICROSOFT CORP.	160,541
		160,541	4.58

TOTAL COMMON STOCK (Cost: $3,618,211)		3,628,928	103.43

TOTAL INVESTMENT IN SECURITIES (Cost: $3,618,211)		3,628,928	103.43

OTHER ASSETS LESS LIABILITIES	(120,254)	(3.43)

TOTAL NET ASSETS	3,508,674	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Mid Cap Value Fund
Schedule of Investments (Unaudited)
as of September 30, 2011

Quantity or			% of Total
Principal	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER DISCRETIONARY			22.39
AUTO COMPONENTS
5,400	LEAR CORP.	231,660
		231,660	5.60

SPECIALTY RETAIL
8,300	GAMESTOP CORP. A *	191,730
13,700	PENSKE AUTOMOTIVE GROUP INC.	219,200
		410,930	9.94

TEXTILES, APPAREL & LUXURY GOODS
16,000	K-SWISS INC. *	68,000
3,700	PVH CORP.	215,488
		283,488	6.85

CONSUMER STAPLES			4.22
BEVERAGES
4,500	DR PEPPER SNAPPLE GROUP INC.	174,510
		174,510	4.22

ENERGY			29.61
ENERGY EQUIPMENT & SERVICES
23,000	ION GEOPHYSICAL CORP. *	108,790
3,900	LUFKIN INDUSTRIES INC.	207,519
15,000	MITCHAM INDUSTRIES INC. *	168,000
51	OCEAN RIG UDW INC. *	769
4,400	TIDEWATER INC.	185,020
		670,098	16.20

OIL, GAS & CONSUMABLE FUELS
1,000	APACHE CORP.	80,240
9,500	ARCH COAL INC.	138,510
7,000	CHESAPEAKE ENERGY CORP.	178,850
1,700	CHEVRON CORP.	157,284
		554,884	13.41

FINANCIALS			3.85
COMMERCIAL BANKS
14,000	CATHAY GENERAL BANCORP	159,320
		159,320	3.85

INDUSTRIALS			47.31
COMMERCIAL SERVICES & SUPPLIES
3,000	COPART INC. *	117,360
9,000	PITNEY BOWES INC.	169,200
		286,560	6.93

CONSTRUCTION & ENGINEERING
7,300	CHICAGO BRIDGE & IRON CO. NV	208,999
6,700	KBR INC.	158,321
		367,320	8.88

MACHINERY
5,000	GRACO INC.	170,700
2,600	JOY GLOBAL INC.	162,188
4,800	NAVISTAR INT’L CORP. *	154,176
		487,064	11.77

MARINE
7,000	DRYSHIPS INC. *	16,380
		16,380	0.40

ROAD & RAIL
5,000	GENESEE & WYOMING INC. *	232,600
4,000	KANSAS CITY SOUTHERN *	199,840
5,100	LANDSTAR SYSTEM INC.	201,756
9,600	MARTEN TRANSPORT LTD.	165,504
		799,700	19.33

MATERIALS			5.42
CHEMICALS
6,300	H.B. FULLER CO.	114,786
		114,786	2.78

METALS & MINING
11,500	COMMERCIAL METALS CO.	109,365
		109,365	2.64

TOTAL COMMON STOCK (Cost: $4,917,524)		4,666,065	112.80

TOTAL INVESTMENT IN SECURITIES (Cost: $4,917,524)		4,666,065	112.80

OTHER ASSETS LESS LIABILITIES		(529,627)	(12.80)

TOTAL NET ASSETS		4,136,437	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Small Cap Value Fund
Schedule of Investments (Unaudited)
as of September 30, 2011

Quantity or			% of Total
Principal	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER DISCRETIONARY			20.57
AUTO COMPONENTS
275,000	AMERIGON INC. *	3,500,750
		3,500,750	4.83

HOTELS, RESTAURANTS & LEISURE
165,000	BRAVO BRIO RESTAURANT GROUP INC. *	2,745,600
		2,745,600	3.78

SPECIALTY RETAIL
534,439	CONN’S INC. *	3,837,272
87,000	RUSH ENTERPRISES INC. *	1,231,920
335,000	SONIC AUTOMOTIVE INC.	3,614,650
		8,683,842	11.96

CONSUMER STAPLES			4.13
FOOD PRODUCTS
238,000	DARLING INT’L INC. *	2,996,420
		2,996,420	4.13

ENERGY			20.98
ENERGY EQUIPMENT & SERVICES
85,000	HORNBECK OFFSHORE SERVICES INC. *	2,117,350
307,000	MATRIX SERVICE CO. *	2,612,570
270,000	MITCHAM INDUSTRIES INC. *	3,024,000
150,000	NATURAL GAS SERVICES GROUP *	1,924,500
385,000	NORTH AMERICAN ENERGY PARTNERS INC. *	2,240,700
590,000	PARKER DRILLING CO. *	2,590,100
		14,509,220	19.99

OIL, GAS & CONSUMABLE FUELS
654,500	INFINITY ENERGY RESOURCES INC. *	719,950
		719,950	0.99

FINANCIALS			13.70
COMMERCIAL BANKS
208,000	EAST WEST BANCORP INC.	3,101,280
310,000	NARA BANCORP INC. *	1,881,700
300,000	WILSHIRE BANCORP INC.	822,000
		5,804,980	8.00

CONSUMER FINANCE
145,000	EZCORP INC. A *	4,138,300
		4,138,300	5.70

HEALTH CARE			3.27
HEALTH CARE EQUIPMENT & SUPPLIES
310,000	ROCHESTER MEDICAL CORP. *	2,362,200
197,800	UNITED AMERICAN HEALTHCARE CORP. *	9,890
		2,372,090	3.27

INDUSTRIALS			38.14
COMMERCIAL SERVICES & SUPPLIES
199,000	MOBILE MINI INC. *	3,271,560
149,000	TEAM INC. *	3,126,020
170,000	US ECOLOGY INC.	2,629,900
		9,027,480	12.43

CONSTRUCTION & ENGINEERING
432,000	FURMANITE CORP. *	2,337,120
50,000	ORION MARINE GROUP INC. *	288,500
		2,625,620	3.62

MARINE
96,000	KIRBY CORP. *	5,053,440
		5,053,440	6.96

ROAD & RAIL
300,000	SAIA INC. *	3,156,000
320,000	VITRAN CORPORATION INC. *	1,264,000
		4,420,000	6.09

TRADING COMPANIES & DISTRIBUTORS
155,000	DXP ENTERPRISES INC. *	2,918,650
146,000	TAL INT’L GROUP INC.	3,641,240
		6,559,890	9.04

MATERIALS			1.57
METALS & MINING
120,000	COMMERCIAL METALS CO.	1,141,200
		1,141,200	1.57

TELECOMMUNICATION SERVICES			4.16
DIVERSIFIED TELECOM. SERVICES
470,000	PREMIERE GLOBAL SERVICES INC. *	3,017,400
		3,017,400	4.16

TOTAL COMMON STOCK (Cost: $73,982,618)		77,316,182	106.50

TOTAL INVESTMENT IN SECURITIES (Cost: $73,982,618)		77,316,182	106.50

OTHER ASSETS LESS LIABILITIES		(4,717,259)	(6.50)

TOTAL NET ASSETS		72,598,924	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Security Valuation and Fair Value Measurement. Securities, including American Depository Receipts (ADRs), listed on a national securities exchange and certain over-the-counter (“OTC”) issues traded on the NASDAQ national market system are valued at the last quoted sale price at the close of the New York Stock Exchange. OTC issues not quoted on the NASDAQ system, and other equity securities for which no sale price is available, are valued at the last bid price as obtained from published sources or real time quote services, where available, and otherwise from brokers who are market makers for such securities. Debt securities with a maturity less than 60 days are valued on an amortized cost basis, which approximates market value.  In determining the fair value of other debt securities, Pacific Global Investment Management Company, Inc. (the “Investment Manager”) utilizes independent pricing services approved by the Board of Directors using one or more of the following valuation techniques:

(1) a matrix pricing approach that considers market inputs including, in approximate order of priority, the following: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications; market indicators, industry and economic events. Evaluators may prioritize inputs differently on any given day for any security based on market conditions, and not all inputs listed are available for use in the evaluation process for each security evaluation on any given day; (2) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (3) a discounted cash flow analysis. In conducting its assessment and analysis for purpose of determining fair value, the Investment Manager uses its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the Investment Manager based on the Company’s Fair Value Procedure, as adopted by the Board of Directors.

Various inputs are used to determine the fair value of each Fund’s investments. For financial statements, these inputs are summarized in the three broad levels listed below. Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 inputs are significant unobservable inputs that reflect the Fund’s own assumptions in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s investment securities and cash and cash equivalents as of September 30, 2011:

	Government Securities Fund	Income and Equity Fund	Balanced Fund	Large Cap Value Fund	Mid Cap Value Fund	Small Cap Value Fund
Level 1 - Quoted Prices
Common Stock
Energy	$41,634	$94,980	$1,078,056	$152,523	$1,224,982	$15,229,170
Materials	—	107,919	325,670	—	224,151	1,141,200
Industrials	—	415,468	2,315,332	511,408	1,957,024	27,686,430
Consumer Discretionary	48,301	622,805	820,860	526,060	926,078	14,930,192
Consumer Staples	49,707	561,405	2,151,046	885,346	174,510	2,996,420
Health Care	—	416,583	1,421,968	306,960	—	2,372,090
Financials	—	24,480	1,114,120	373,003	159,320	9,943,280
Information Technology	62,225	309,665	2,187,397	873,628	—	—
Telecommunication Services	54,188	436,450	—	—	—	3,017,400
Utilities	149,115	375,670	—	—	—	—

Preferred Stock
Financials	165,500	425,520	710,600	—	—	—
Utilities	—	50,440	—	—	—	—
Level 1 Total	570,670	3,841,384	12,125,049	3,628,928	4,666,065	77,316,182

Level 2 - Other significant observable inputs
Bonds and notes
Corporate Bonds	—	3,666,313	3,548,928	—	—	—
Asset-backed Obligations	—	—	30,307	—	—	—
U.S. Government Fixed Income Securities	2,430,831	—	—	—	—	—
Short Term Investments
Money Market	32,463	—	—	—	—	—

Level 2 Total	2,463,294	3,666,313	3,579,235	—	—	—

Level 3 - Significant unobservable inputs	—	—	—	—	—	—

Total Investments	$3,033,964	$7,507,697	$15,704,284	$3,628,928	$4,666,065	$77,316,182

Equity securities (common and preferred stock) that are actively traded and market priced are classified as Level 1 Securities. All fixed income securities are classified as Level 2 securities and are valued using either amortized cost or the matrix pricing approach. The Funds had no Level 3 holdings during the nine months ended September 30, 2011. In January 2010, the Financial Accounting Standards Board issued Accounting Standard Update No. 2010-06 “Improving Disclosures about Fair Value Measurements,” which requires entities to disclose the amounts of significant transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for these transfers. This guidance was effective for interim and annual reporting period beginning after December 15, 2009. Management has evaluated the Funds’ positions for the period ended Septembet 30, 2011, and determined that, for purposes of fair value pricing measurement, there were no transfers between Level 1 and Level 2.

Item 2.                    Controls and Procedures.

(a) Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that could significantly affect these controls, including no significant deficiencies or material weaknesses that required corrective action, during the last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.                    Exhibits.

(a)          Certifications required by Item 3(a) of Form N-Q and Rule 30a-2(a) under the Act  (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Global Fund Inc. d/b/a Pacific Advisors Fund Inc.

By:	/s/ George A. Henning
Chairman

Date:	November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George A. Henning
Chief Executive Officer

Date:	November 29, 2011

By:	/s/ Barbara A. Kelley
Chief Financial Officer

Date:	November 29, 2011